SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details)		12 Months Ended
		Dec. 31, 2024 Shares ₪ / shares shares	Dec. 31, 2023 Shares ₪ / shares shares
Number of shares
Outstanding at beginning of year | shares		5,079,313
Outstanding at end of year | shares		6,514,589	5,079,313
Stock option [Member]
Number of shares
Outstanding at beginning of year | shares	[1]	5,079,313	4,146,868
Exercise of options and vesting of restricted share units (“RSUs”) | Shares		13,648	10,423	[1]
Exercise of pre-funded warrants | Shares		1,146,308
Issuance of ordinary shares | shares		275,320	922,022	[1]
Outstanding at end of year | shares		6,514,589	5,079,313	[1]
NIS par value
Outstanding at beginning of year | ₪ / shares	[1]	₪ 1,015,863	₪ 829,374
Exercise of options and vesting of restricted share units (“RSUs”) | ₪ / shares		2,730	2,085	[1]
Exercise of pre-funded warrants | ₪ / shares		229,262
Issuance of ordinary shares, par value | ₪ / shares		55,064	184,404	[1]
Outstanding at end of year | ₪ / shares		₪ 1,302,918	₪ 1,015,863	[1]

[1]	Number of shares and NIS par value amounts have been retroactively adjusted to reflect the reverse share split at a ratio of 1-for-10, as mentioned below.